Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-Sale
The following table summarizes the fair value of fixed maturity investments:

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$692.4	$4.1	$(9.8)	$686.7
Agencies	16.2	0.1	(0.1)	16.2
Non-U.S. government	77.6	0.2	(1.8)	76.0
Corporate bonds	1,798.4	14.7	(25.8)	1,787.3
Residential mortgage-backed	192.0	2.0	(5.8)	188.2
Commercial mortgage-backed	53.1	—	(2.0)	51.1
Other asset backed securities	441.7	1.3	(3.6)	439.4
Total fixed maturity securities	$3,271.4	$22.4	$(48.9)	$3,244.9

	December 31, 2022
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$643.1	$—	$(27.3)	$615.8
Agencies	17.5	—	(0.4)	17.1
Non-U.S. government	115.2	—	(4.3)	110.9
Corporate bonds	1,078.9	—	(58.6)	1,020.3
Residential mortgage-backed	41.4	—	(6.5)	34.9
Commercial mortgage-backed	55.2	—	(3.6)	51.6
Other asset backed securities	209.5	—	(9.2)	200.3
Total fixed maturity securities	$2,160.8	$—	$(109.9)	$2,050.9
The composition of the fair values of fixed maturity securities by credit rating is as follows:

	December 31, 2023		December 31, 2022
	Fair Value	%	Fair Value	%
AAA	$399.5	12%	$269.1	13%
AA	1,119.0	35%	775.6	38%
A	1,145.8	35%	622.3	30%
BBB	573.6	18%	383.9	19%
BB	7.0	—%	—	—%
Total fixed maturity securities	$3,244.9	100%	$2,050.9	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	December 31, 2023		December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$566.7	$555.9	$701.7	$688.1
Due after one year through five years	2,130.3	2,119.5	1,237.6	1,156.9
Due after five years through ten years	255.5	256.0	94.8	90.6
Due after ten years	318.9	313.5	126.7	115.3
Total fixed maturity securities	$3,271.4	$3,244.9	$2,160.8	$2,050.9
The following investments were included in short-term investments and are classified as available-for-sale:

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$49.0	$—	$—	$49.0
Total short-term investments	$49.0	$—	$—	$49.0

	December 31, 2022
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$228.4	$0.1	$—	$228.5
Non-U.S. government	23.2	—	(0.1)	23.1
Corporate bonds	5.4	—	—	5.4
Total short-term investments	$257.0	$0.1	$(0.1)	$257.0
The composition of the fair values of short-term investments by credit rating is as follows:

	December 31, 2023		December 31, 2022
	Fair Value	%	Fair Value	%
AAA	$—	—%	$23.1	9%
AA	49.0	100%	232.9	91%
A	—	—%	1.0	—%
Total short-term investments	$49.0	100%	$257.0	100%

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Group’s available-for-sale portfolio:

	December 31, 2023
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$362.2	$(0.2)	$(9.6)	52
Agencies	5.9	—	(0.1)	5
Non-U.S. government	51.3	—	(1.8)	29
Corporate bonds	894.8	(0.9)	(24.9)	527
Residential mortgage-backed	84.3	(0.2)	(5.6)	54
Commercial mortgage-backed	43.2	(0.1)	(1.9)	23
Other asset backed securities	208.2	(0.3)	(3.3)	74
Total	$1,649.9	$(1.7)	$(47.2)	764

	December 31, 2022
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$697.4	$(5.2)	$(22.1)	93
Agencies	17.1	—	(0.4)	6
Non-U.S. government	134.2	(0.7)	(3.6)	52
Corporate bonds	1,017.5	(7.4)	(51.2)	670
Residential mortgage-backed	35.0	(0.5)	(6.0)	46
Commercial mortgage-backed	51.5	(0.4)	(3.2)	27
Other asset backed securities	198.8	(4.1)	(5.1)	85
Total	$2,151.5	$(18.3)	$(91.6)	979

Debt Securities, Available-for-Sale, Allowance for Credit Loss
The following table provides a roll forward of the allowance for expected credit losses of the Group’s securities classified as available-for-sale:

	2023	2022	2021
Balance at beginning of year	$1.1	$2.2	$0.4
Expected credit losses on securities where credit losses were not previously recognized	4.1	—	1.8
Reductions for expected credit losses on securities where credit losses were previously recognized	(3.5)	(1.1)	—
Securities sold/redeemed/matured	(0.4)	—	—
Balance at end of year	$1.3	$1.1	$2.2

Other Investments Not Readily Marketable

	December 31, 2023		December 31, 2022
	Fair Value	%	Fair Value	%
Wellington Funds	$46.9	99%	$43.4	37%
York Fund	0.6	1%	0.9	1%
Equity and commodity structured notes	—	—%	72.8	62%
Total other investments at fair value	$47.5	100%	$117.1	100%

Investment Income
The components of net investment return are as follows:

	2023	2022	2021
Net interest and dividend income	$123.5	$44.0	$24.0
Investment expenses	(4.0)	(3.3)	(3.4)
Net investment income	119.5	40.7	20.6
Net realized gains/(losses) on fixed maturity securities, available-for-sale	(0.7)	(2.5)	1.2
Net realized gains on fixed maturity securities, trading	—	—	0.9
Net realized gains/(losses) on other investments	2.1	27.6	(1.5)
Net realized gains/(losses) on interest rate contracts	—	(20.3)	1.0
Change in net unrealized gains/(losses) on fixed maturity securities, trading	—	(0.5)	(1.1)
Change in net unrealized gains/(losses) on other investments	3.7	(39.8)	15.7
Change in net unrealized gains/(losses) on interest rate contracts	—	0.7	(0.9)
Provision for expected credit losses	(0.2)	1.1	(1.8)
Net realized and unrealized investment gains/(losses)	4.9	(33.7)	13.5
Total realized and unrealized investments gains/(losses) and net investment income	$124.4	$7.0	$34.1